Leases	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2022	$912	$377	$97	$61	$1,447
Additions	27	218	49	23	317
Depreciation	(98)	(111)	(45)	(19)	(273)
Foreign exchange adjustments and other	(1)	(2)	(30)	—	(33)
At December 31, 2023	840	482	71	65	1,458
Additions	5	118	40	68	231
Depreciation	(96)	(135)	(51)	(20)	(302)
Foreign exchange adjustments and other	3	3	4	(3)	7
At December 31, 2024	$752	$468	$64	$110	$1,394
LEASE ASSETS, BY SEGMENT
As at December 31, 2024 and 2023, the Company had the following lease assets by segment:

	2024	2023
Exploration and Production
North America	$257	$280
North Sea	25	18
Offshore Africa	93	119
Oil Sands Mining and Upgrading	932	1,001
Head Office	87	40
	$1,394	$1,458
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities at December 31, 2024 and 2023, were as follows:

	2024	2023
Lease liabilities	$1,464	$1,555
Less: current portion	255	298
	$1,209	$1,257
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2024 and 2023 are provided below:

	2024	2023
Expenses relating to short-term leases (1)	$337	$403
Interest expense on lease liabilities	$69	$64
Variable lease payments not included in the measurement of lease liabilities	$59	$59
Total cash outflows for leases (2)	$1,333	$1,325
(1)During 2024, the Company capitalized $543 million (2023 – $514 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.